RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

29. RELATED PARTY BALANCES AND TRANSACTIONS

        Nature of the relationships with related parties:

Name	Relationship with the Group
Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Hubei Film Distribution and Exhibition Co., Ltd. ("Hubei Film Distribution")	Noncontrolling shareholder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling shareholder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. ("Hunan Xiaoxiang")	Noncontrolling shareholder
Film Workshop Co., Ltd. ("Film Workshop")	A company majority-owned by a consultant and a former director
Mr. Xiaojian Xu	Noncontrolling shareholder
Tianjin Nongken Group Real Estate Development Co., Ltd. ("Nongken Real Estate")	Noncontrolling shareholder
Tianjin Nongken Group Culture Investment Co., Ltd. ("Nongken Group")	A company majority-owned by a noncontrolling shareholder

        As well as being the Group's Chairman and CEO, Mr Dong Yu is the Group's founder and therefore has substantial influence over the Group's business, including decisions regarding mergers, consolidations and the sale of all or substantially all of the Group's assets, election of directors, declaration of dividends and other significant corporate actions. Mr. Dong Yu also provided personal guarantees in order to enable the Company to procure certain bank borrowings for the three years ended December 31, 2010, 2011 and 2012. (See note 14)

        As of December 31, 2011 and 2012, the following balances were due from the related parties:

	December 31,
	2011	2012
Amounts due from Mr. Dong Yu(i)	116,827	—
Amounts due from affiliates of Cinema Popular(ii)	219,135	343,817
Amounts due from Bona Meitao(iii)	847,121	—

	1,183,083	343,817

(i)
The amounts represent payments of individual income tax on behalf of Mr. Dong Yu and loans to him, which were settled in 2012.

(ii)
The amounts represent the Cinema Popular's receivables from affiliates for operation.

(iii)
The amounts represent distribution receivables from Bona Meitao and loan to Bona Meitao for producing a TV series, which were settled in 2012.

(iv)
All the amounts due from related parties are unsecured and non-interest bearing.

        As of December 31, 2011 and 2012, the following balances were due to the related parties:

	December 31,
	2011	2012
Amounts due to Hunan Xiaoxiang(i)	238,326	240,766
Amounts due to Zhongda Helian(ii)	285,991	—
Amounts due to Mr. Xiaojian Xu(i)	389,266	393,252
Amounts due to Film Workshop(iii)	406,524	662,293
Amounts due to Hubei Film Distribution(i)	476,652	481,533
Amounts due to Ms. Xiang Li(i)	476,652	481,533
Amounts due to Wuhan Lianzhong(iv)	754,461	762,187
Amounts due to Tianjin Nongken Group Culture Investment Co., Ltd.(v)	—	679,853
Amounts due to Tianjin Nongken Group Real Estate Development Co., Ltd.(vi)	—	2,044,911

	3,027,872	5,746,328

(i)
The amounts represent loans from the noncontrolling shareholders for operations.

(ii)
The amounts represent payables for film marketing and consulting service provided by Zhongda Helian.

(iii)
The amounts represent payables for film production service provided by Film Workshop.

(iv)
The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.

(v)
The amounts represent payables for rental expenses.

(vi)
The amounts represent payables for loan from Nongken Group.

        All the amounts due to related parties are unsecured and non-interest bearing.

        Other related parties transactions during the years ended December 31, 2010, 2011 and 2012 include:

2010	Acquisition of Beijing Bona Cineplex (see Note 3(a))

In September 2010, Beijing Bona Cineplex entered into a management service agreement with Bona Starlight, a development stage movie theater operator in the PRC whose principal shareholders include Mr. Dong Yu. Under the terms of this agreement, the Group licensed the "Bona" brand to Bona Starlight and became the exclusive provider of management services for its current and future movie theaters. The Group is also entitled to receive a share of the box office receipts and advertising revenues of Bona Starlight's movie theaters. For the years ended December 31, 2010 and 2011 before the acquisition of Bona Starlight, the Group generated revenue of nil and $84,439, respectively, under this agreement (see Note 3(a)).

Acquisition of the remaining 10% equity interest in Baichuan (see Note 3(c))
2011	Acquisition of Alpha Speed Limited and Bona Starlight (see Note 3(d))
2012

In April 2012, the Group entered into a rental agreement with Nongken Group to rent a piece of property for movie theatre. The Group incurred rental expenses of $672,019 under this rental agreement in 2012.